Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	$ 20,091	$ 22,424
Securities mandatorily measured and designated at FVTPL	80,633	72,245
Business and government	164,697	150,213
Residential mortgages	257,109	251,526
Debt securities measured at FVOCI	51,993	53,161
Equity securities designated at FVOCI	888	836
FVO securities purchased under resale agreements	66,975	67,572
Derivative instruments	33,066	35,912
Obligations related to securities sold short	23,272	22,790
Obligations related to securities sold under repurchase agreements	68,422	71,880
Derivative instruments	29,236	32,101
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	308	296
Securities mandatorily measured and designated at FVTPL	80,633	72,245
Business and government	27,388	25,983
Residential mortgages	10	16
Loans mandatorily measured at FVTPL	27,398	25,999
Debt securities measured at FVOCI	51,993	53,161
FVO securities purchased under resale agreements	7,464	7,090
Derivative instruments	33,066	35,912
Total financial assets	201,750	195,539
Deposits and other liabilities	(21,227)	(19,444)
Obligations related to securities sold short	(23,272)	(22,790)
Obligations related to securities sold under repurchase agreements	(4,042)	(3,975)
Derivative instruments	(29,236)	(32,101)
Total financial liabilities	(77,777)	(78,310)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	28,580	27,752
Debt securities measured at FVOCI	44,134	43,431
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	45,488	38,204
Equity securities designated at FVOCI	888	836
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,911	3,999
Debt securities measured at FVOCI	5,829	7,833
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,654	2,290
Debt securities measured at FVOCI	2,030	1,897
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,218	8,986
Derivative instruments	(9,132)	(8,562)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,732	11,707
Derivative instruments	(9,237)	(11,039)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	56	53
Derivative instruments	(97)	(104)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	5,843	6,540
Derivative instruments	(7,332)	(8,779)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	108	132
Derivative instruments	(125)	(147)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	8,109	8,494
Derivative instruments	(3,313)	(3,470)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	47,823	40,996
Debt securities measured at FVOCI	3,915	5,309
Derivative instruments	4,114	4,996
Total financial assets	55,929	51,426
Obligations related to securities sold short	(5,540)	(11,226)
Derivative instruments	(3,416)	(4,544)
Total financial liabilities	(8,956)	(15,770)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,639	3,015
Debt securities measured at FVOCI	3,915	5,309
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	45,184	37,981
Equity securities designated at FVOCI	77	125
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	6	3
Derivative instruments	(2)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	3,859	4,650
Derivative instruments	(2,930)	(3,422)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	249	343
Derivative instruments	(484)	(1,122)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks	308	296
Securities mandatorily measured and designated at FVTPL	32,718	31,188
Business and government	26,748	24,945
Residential mortgages	10	16
Loans mandatorily measured at FVTPL	26,758	24,961
Debt securities measured at FVOCI	48,078	47,852
FVO securities purchased under resale agreements	7,464	7,090
Derivative instruments	28,868	30,819
Total financial assets	144,555	142,525
Deposits and other liabilities	(20,416)	(18,702)
Obligations related to securities sold short	(17,732)	(11,564)
Obligations related to securities sold under repurchase agreements	(4,042)	(3,975)
Derivative instruments	(25,543)	(27,290)
Total financial liabilities	(67,733)	(61,531)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	25,941	24,737
Debt securities measured at FVOCI	40,219	38,122
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	300	219
Equity securities designated at FVOCI	361	319
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	3,909	3,997
Debt securities measured at FVOCI	5,829	7,833
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2,568	2,235
Debt securities measured at FVOCI	2,030	1,897
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,187	8,948
Derivative instruments	(8,917)	(8,426)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	9,732	11,707
Derivative instruments	(9,237)	(11,039)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	13	4
Derivative instruments	(49)	(50)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	1,968	1,877
Derivative instruments	(4,386)	(5,280)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	108	132
Derivative instruments	(125)	(147)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	7,860	8,151
Derivative instruments	(2,829)	(2,348)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets	1,266	1,588	$ 1,747	$ 1,506	$ 1,400
Total financial liabilities	(1,088)	(1,009)	$ (1,035)	$ (691)	$ (294)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	92	61
Business and government	640	1,038
Loans mandatorily measured at FVTPL	640	1,038
Derivative instruments	84	97
Total financial assets	1,266	1,588
Deposits and other liabilities	(811)	(742)
Derivative instruments	(277)	(267)
Total financial liabilities	(1,088)	(1,009)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	4	4
Equity securities designated at FVOCI	450	392
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	2	2
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	86	55
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	25	35
Derivative instruments	(213)	(136)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	43	49
Derivative instruments	(48)	(54)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments	16	13
Derivative instruments	$ (16)	$ (77)